Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of impact of hedging instrument on statement of financial position	The following table summarises these hedging relationships.

	Embedded derivatives separated from aluminium power contracts	Renewable power purchase agreements
Hedging instrument	Nominal aluminium forward sales	Power purchase agreement
Hedged item	Highly probably forecast aluminium sales priced using LME price and Midwest premium	Highly probable future energy purchases at spot electricity prices
Hedging ratio	1:1
Accounting treatment of ineffective portion and source of ineffectiveness
Differences in the timing of the cash flows between the hedged item and the hedging instrument, non-zero initial fair value of the hedging instrument, the existence of a cap on the Midwest
premium in the hedging instrument and counterparty credit risk.
Credit risk of supplier/Rio Tinto, unexpected escalation in CPI/ aluminium prices.
Hedge ineffectiveness is included in “net operating costs” (within “other external costs” - refer to note 7) in the income statement.
Accounting treatment of effective portion
The effective portion of the change in the fair value of the hedging instrument is included in other comprehensive income, and is accumulated in the cash flow hedge reserve.
The amount that is recognised in other comprehensive income is limited to the lesser of the cumulative change in the fair value of the hedging instrument and the cumulative change in the fair value of the hedged item, in absolute terms.

	On realisation of the hedges, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.	On realisation of the hedges, realised amounts are reclassified from reserves to power cost in the income statement.
The impact on our financial statements of these hedging instruments and hedging items are:

	Hedging instrument			Hedged item
	Nominal US$m	Carrying amount(a) US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging gains/ (losses) recognised in reserves US$m	Hedge ineffectiveness in the period gains US$m	(Gains)/losses reclassified from reserves to income statement US$m
	Nominal aluminium forward sales			Highly probable forecast aluminium sales
2025	698	(216)	(135)	(159)	406	(135)	–	20
2024	890	(113)	42	(39)	(26)	42	–	5

	Power purchase agreements			Highly probable future energy purchases
2025	4,443	(2)	39	(2)	5	139	93	(133)
2024	4,432	(41)	(41)	(7)	(7)	(7)	36	–
(a) The carrying amount of US$218 million (2024: US$154 million) is shown within “Other financial assets and liabilities”.
(b)The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 36) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).
Summary of notional aluminium forward sales contracts embedded in power contracts	We held the following nominal volumes in embedded derivatives in aluminium power contracts and renewable power purchase agreements as at 31 December:

	2025					2024
Nominal aluminium forward sales embedded in power contracts	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years	Total
Nominal amount (tonnes)	71,509	208,208	–	–	279,717	73,117	286,455	–	–	359,572
Nominal amount (US$m)	174	524	–	–	698	174	716	–	–	890

Nominal future energy purchase in power purchase agreements
Nominal amount (GW)	5	20	25	44	94	5	20	25	49	99
Nominal amount (US$m)	197	818	1,134	2,294	4,443	191	774	1,045	2,422	4,432

Summary of market price relevant to the aluminum purchase price swaps outstanding	The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements, and changes in forward electricity price curves have on renewable PPAs outstanding at
31 December 2025. Any change in price will result in an offsetting change in our future earnings.

		Embedded derivatives in aluminium power contracts		Renewable power purchase agreements
	Change in market prices	2025 US$m	2024 US$m	2025 US$m	2024 US$m
Effect on net earnings	+10%	(42)	(42)	–	42
	(10)%	31	69	(87)	11
Effect on equity	+10%	(64)	(68)	262	205
	(10)%	65	42	(175)	(258)

Disclosure of effect of changes in foreign exchange rates on earnings	The table below shows the estimated retranslation effect on financial assets and financial liabilities at 31 December, including intragroup balances, of a 10% strengthening in the closing exchange rate of the USD against significant currencies. We deem 10% to be the annual exchange rate movement that is reasonably probable (on an annual basis over the long run) for any of our significant currencies and therefore an appropriate representation for the sensitivity analysis.

	2025			2024
Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m
Australian dollar	67	376	(1,090)	62	391	(977)
Canadian dollar	73	(487)	–	70	(362)	–

Summary of fair value of financial instruments	The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 “Fair Value
Measurement” at 31 December.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

		2025					2024
		Held at fair value			Held at amortised cost US$m	Total US$m	Held at fair value			Held at amortised cost US$m	Total US$m
	Note	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m			Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	23	3,725	–	–	5,147	8,872	4,893	–	–	3,602	8,495
Investments in equity shares and funds(e)	24	179	–	139	–	318	96	–	183	–	279
Other investments, including loans(f)	24	25	3	324	481	833	230	–	275	104	609
Trade and other financial receivables(g)	17	4	1,440	–	2,469	3,913	15	1,379	–	1,948	3,342
Loans to equity accounted units	24	–	–	–	800	800	–	–	–	509	509
Forward, option and embedded derivative contracts: designated as hedges(h)	24	–	–	59	–	59	–	–	27	–	27
Forward, option and embedded derivative contracts, not designated as hedges(h)	24	–	23	89	–	112	–	42	19	–	61
Derivatives related to net debt(i)	24	–	151	–	–	151	–	24	–	–	24

Liabilities
Trade and other financial payables(j)	18	–	(190)	–	(7,923)	(8,113)	–	(144)	–	(6,392)	(6,536)
Forward, option and embedded derivatives contracts, designated as hedges(h)	24	–	–	(277)	–	(277)	–	–	(180)	–	(180)
Forward, option and embedded derivatives contracts, not designated as hedges(h)	24	–	(68)	(162)	–	(230)	–	(48)	(108)	–	(156)
Derivatives related to net debt(i)	24	–	(231)	–	–	(231)	–	(367)	–	–	(367)
Other financial liabilities	24	–	–	–	(66)	(66)	–	–	–	–	–
Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include market quoted FX rates, credit default spread, quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data. Valuation techniques include discounted cash flows or closely related listed product, as appropriate.
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs), including forward electricity or commodity prices, energy volume or mine production, using valuation techniques such as discounted cash flows or option pricing models, as appropriate. The change in valuation of our level 3 instruments for the year to 31 December is as follows.
25 Financial instruments and risk management continued

	2025	2024
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	216	147
Currency translation adjustments	16	(12)
Total realised gains/(losses) included in:
–net operating costs	31	(32)
Total unrealised gains included in:
–net operating costs	136	22
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(105)	34
Additions/acquisition of financial assets	85	88
Disposals/maturity of financial instruments	(207)	(31)
Closing balance	172	216
Net gains included in the income statement for assets and liabilities held at year end	113	3
(d)Our Cash and cash equivalents of US$8,872 million (2024: US$8,495 million) includes US$3,725 million (2024: US$4,893 million) relating to money market funds which are treated as
FVTPL under IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$240 million (2024: US$221 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income. The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. Royalty receivables include amounts arising from our previously divested coal businesses with a fair value of US$275 million (2024: US$252 million).
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2025, US$1,431 million (2024: US$1,374 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME, Midwest premium and billet premium with terms expiring between 2026 and 2036 (2024: 2025 and 2036). Derivatives related to renewable power purchase agreements are linked to forward electricity prices with terms expiring between 2026 and 2054
(31 December 2024: 2026 and 2054).
(i)Net debt derivatives include interest rate swaps and cross-currency swaps.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 18.

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include market quoted FX rates, credit default spread, quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data. Valuation techniques include discounted cash flows or closely related listed product, as appropriate.
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs), including forward electricity or commodity prices, energy volume or mine production, using valuation techniques such as discounted cash flows or option pricing models, as appropriate. The change in valuation of our level 3 instruments for the year to 31 December is as follows.
25 Financial instruments and risk management continued

	2025	2024
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	216	147
Currency translation adjustments	16	(12)
Total realised gains/(losses) included in:
–net operating costs	31	(32)
Total unrealised gains included in:
–net operating costs	136	22
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(105)	34
Additions/acquisition of financial assets	85	88
Disposals/maturity of financial instruments	(207)	(31)
Closing balance	172	216
Net gains included in the income statement for assets and liabilities held at year end	113	3
(d)Our Cash and cash equivalents of US$8,872 million (2024: US$8,495 million) includes US$3,725 million (2024: US$4,893 million) relating to money market funds which are treated as
FVTPL under IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$240 million (2024: US$221 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income. The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. Royalty receivables include amounts arising from our previously divested coal businesses with a fair value of US$275 million (2024: US$252 million).
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2025, US$1,431 million (2024: US$1,374 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME, Midwest premium and billet premium with terms expiring between 2026 and 2036 (2024: 2025 and 2036). Derivatives related to renewable power purchase agreements are linked to forward electricity prices with terms expiring between 2026 and 2054
(31 December 2024: 2026 and 2054).
(i)Net debt derivatives include interest rate swaps and cross-currency swaps.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 18.